Document and Entity Information	Oct. 29, 2024
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001771515
Document Type	8-K
Document Period End Date	Oct. 29, 2024
Entity Registrant Name	Grocery Outlet Holding Corp.
Entity Incorporation State Country Code	DE
Entity File Number	001-38950
Entity Tax Identification Number	47-1874201
Entity Address, Address Line One	5650 Hollis Street
Entity Address, City or Town	Emeryville
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94608
City Area Code	(510)
Local Phone Number	845-1999
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.001 per share
Trading Symbol	GO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false